PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

	Construction in progress	Mining properties	Plant and equipment	Total
Cost
Balance, January 1, 2017	$2.8	$2,336.5	$1,886.9	$4,226.2
Additions	20.9	128.3	83.1	232.3
Changes in asset retirement obligations	—	4.6	—	4.6
Disposals	—	(0.2)	(31.2)	(31.4)
Transfers within Property, plant and equipment	(16.6)	16.9	(0.3)	—
Balance, December 31, 2017	7.1	2,486.1	1,938.5	4,431.7
Additions	41.0	162.1	91.5	294.6
Changes in asset retirement obligations	—	30.1	—	30.1
Disposals	—	(0.3)	(83.8)	(84.1)
Transfers within Property, plant and equipment	(15.3)	41.3	(26.0)	—
Transfers from Exploration and evaluation assets[1]	482.3	—	—	482.3
Balance, December 31, 2018	$515.1	$2,719.3	$1,920.2	$5,154.6

	Construction in progress	Mining properties	Plant and equipment	Total
Accumulated Depreciation and Impairment
Balance, January 1, 2017	$—	$1,481.5	$876.5	$2,358.0
Depreciation expense[2]	—	111.8	173.9	285.7
Disposals	—	—	(28.1)	(28.1)
Reversal of impairment charge[3]	—	(124.1)	—	(124.1)
Balance, December 31, 2017	—	1,469.2	1,022.3	2,491.5
Depreciation expense[2]	—	140.4	161.7	302.1
Disposals	—	—	(75.1)	(75.1)
Balance, December 31, 2018	$—	$1,609.6	$1,108.9	$2,718.5
Carrying amount, December 31, 2017	$7.1	$1,016.9	$916.2	$1,940.2
Carrying amount, December 31, 2018	$515.1	$1,109.7	$811.3	$2,436.1

1	Refer to note 15.
2 Excludes depreciation expense related to Corporate assets, which is included in General and administrative expenses.

3	Refer to note 35.

In 2018, borrowing costs attributable to qualifying assets associated with the Essakane, Rosebel and Westwood mines capitalized totaled $21.9 million (2017 - $22.4 million) at a weighted average interest rate of 7.24% (2017 - 7.16%).
As at December 31, 2018, mining properties included capitalized stripping costs of $239.9 million (December 31, 2017 - $224.7 million). Stripping costs of $81.5 million were capitalized during 2018 (2017 - $57.3 million), and $66.3 million were depreciated during 2018 (2017 - $47.4 million).
As at December 31, 2018, the carrying amount of plant and equipment included $9.1 million (December 31, 2017 - $0.2 million) of equipment held under finance leases.